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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  12/31/00
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:        City Capital, Inc.
          ---------------------------------------------
 Address:     1100 Peachtree Street
          ---------------------------------------------
              Suite 1500
          ---------------------------------------------
              Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Willis P. Dobbs
          ---------------------------------------------
 Title:       President
          ---------------------------------------------
 Phone:       404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 Willis P. Dobbs          Atlanta, GA                   1/30/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

City Capital, Inc
FORM 13F
December 31, 2000


                                                                                                    Voting
                                                                                                    Authority
                                                                                                    ---------
                                                             Value     Shares/  Sh/  Put/  Invstmt  Other
    Name of Issuer                Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole  Shared
    ----------------              --------------  -----      --------  -------  ---  ----  ------   --------  ----  ------
 1  ADELPHIA COMMUNICATIONS CORP  COM             006848105   1807     35000    SH         Sole               35000
 2  AGILENT TECHNOLOGIES INC      COM             00846u101   4239     77431    SH         Sole               77311
 3  AMERICAN INTL GROUP           COM             268741071   6785     68839    SH         Sole               68794
 4  AMERICAN TOWER CORP CL A      COM             029912201   1680     44360    SH         Sole               44260
 5  AMGEN COMMON                  COM             311621007    287      4490    SH         Sole                4490
 6  APPLIED MATERIALS INC         COM             038222105   1036     27140    SH         Sole               27080
 7  AT&T CORP                     COM             001957109    757     43908    SH         Sole               43908
 8  AUTOMATIC DATA PROCESSING     COM             053015103   5693     89925    SH         Sole               89855
 9  BANK ONE CORP COM             COM             06423a103    462     12614    SH         Sole               12614
10  BIOGEN INC.                   COM             090597105    201      3350    SH         Sole                3350
11  CAPITAL ONE FINANCIAL CORP    COM             14040h105   8959    136122    SH         Sole              136042
12  CHARLES SCHWAB CORP NEW       COM             808513105    294     10360    SH         Sole               10360
13  CINTAS                        COM             172908105   4594     86379    SH         Sole               86379
14  CITIGROUP INC.                COM             173034109   1116     21858    SH         Sole               21858
15  COASTAL CORP COM              COM             190441055    353      4000    SH         Sole                4000
16  COCA COLA CO                  COM             191216100   7067    115970    SH         Sole              115910
17  CYPRESS SEMICONDUCTOR CORP.   COM             232806109    868     44080    SH         Sole               44080
18  DELL COMPUTER CORP            COM             247025109   1552     89000    SH         Sole               88830
19  DST SYSTEMS INC               COM             233326107    228      3400    SH         Sole                3400
20  EMC CORP/MASS                 COM             268648102    455      6838    SH         Sole                6838

21  EXTREMED INC COM                COM  29382f103   718   41600  SH    Sole     41510
22  EXTREME NETWORKS                COM  30226d106   227    5800  SH    Sole      5800
23  EXXON CORP                      COM  302290101   671    7720  SH    Sole      7720
24  FEDERAL HOME LOAN MTG CORP      COM  313400301  2990   43415  SH    Sole     43325
25  FOREST LABS CL A                COM  345838106  8876   66798  SH    Sole     66768
26  GASONICS INTL CORP COM          COM  367278108   919   50000  SH    Sole     50000
27  GENERAL ELECTRIC CO             COM  369604103  1107   23090  SH    Sole     23090
28  HOME DEPOT                      COM  437076102  4833  105779  SH    Sole    105649
29  HVIDE MARINE INC NEW            COM  44851M109   894   98000  SH    Sole     98000
30  IMCLONE SYSTEMS                 COM  45245w109   264    6000  SH    Sole      6000
31  IMMUNEX CORP                    COM  452528102   270    6650  SH    Sole      6650
32  INNOTRAC CORPORATION            COM  45767m109    64   18210  SH    Sole     18210
33  INTEL CORP                      COM  458140100  4551  151389  SH    Sole    151269
34  INTERMEDIA COMMUNICATIONS       COM  458801107   144   20000  SH    Sole     20000
35  INTERNET SECURITY SYSTEMS       COM  46060X107   204    2600  SH    Sole      2600
36  JOHNS MANVILLE CORPORATION      COM  478129109   518   40000  SH    Sole     40000
37  JOHNSON & JOHNSON               COM  478160104  6404   60949  SH    Sole     60919
38  LILLY ELI & CO                  COM  532457108   521    5600  SH    Sole      5600
39  MACROMEDIA, INC                 COM  556100105   254    4180  SH    Sole      4180
40  MEDTRONIC INC.                  COM  585055106  8662  143463  SH    Sole    143393
41  MERCK & CO INC                  COM  589331107  8286   88505  SH    Sole     88455
42  MERCURY INTERACTIVE CORP.       COM  589405109   523    5800  SH    Sole      5800
43  MICROSOFT                       COM  594918104  1658   38220  SH    Sole     38220
44  MILLICOM INTL CELLULAR          COM  l6388f102   216    9380  SH    Sole      9380
45  NASDAQ 100 TR UNIT SER 1        COM  631100104  1751   30000  SH    Sole     30000
46  NEOPHARM, INC                   COM  640919106   228    6020  SH    Sole      6020
47  NETSOLVE, INC                   COM  64115j106   505   66220  SH    Sole     66220
48  NEXTEL COMMUNICATIONS INC-CL A  COM  65332v103  2415   97570  SH    Sole     97430
49  NOKIA CORP ADR A                COM  654902204   324    7448  SH    Sole      7448
50  NORTEL NETWORKS CORP COM        COM  665815106   205    6400  SH    Sole      6400

51  NORTHERN TRUST CORP             COM     665859104    3230     39596  SH                Sole       39596
52  NOVELLUS SYSTEMS, INC           COM     670008101     233      6490  SH                Sole        6490
53  ORACLE SYSTEMS                  COM     68389x105     267      9192  SH                Sole        9192
54  PALM INC.                       COM     696642107    4993    176340  SH                Sole      176190
55  PAYCHEX INC                     COM     704326107    5513    113384  SH                Sole      113304
56  PFIZER INC                      COM     717081103     328      7129  SH                Sole        7129
57  POWERTEL INC                    COM     73936c109     242      3900  SH                Sole        3900
58  PROTEIN DESIGN LABS INC         COM     74369l103     278      3200  SH                Sole        3200
59  PROVIDIAN FINANCIAL CORP        COM     74406a102     320      5560  SH                Sole        5560
60  RAMBUS INC                      COM     750917106     253      7000  SH                Sole        7000
61  RSA SECURITY INC.               COM     749719100    1228     23230  SH                Sole       23180
62  SCHERING PLOUGH CORP            COM     806605101     204      3600  SH                Sole        3600
63  SJW CORP COM                    COM     784305104     255      2500  SH                Sole        2500
64  SONICWALL INC                   COM     835470105     606     37270  SH                Sole       37270
65  STATE STREET CORP               COM     857477103     460      3700  SH                Sole        3700
66  STRYKER CORP                    COM     863667101    8507    168156  SH                Sole      168076
67  SUN MICROSYSTEMS INC            COM     866810104    3108    111500  SH                Sole      111420
68  SUNTRUST BKS INC                COM     867914103    5825     92458  SH                Sole       92408
69  SYNOVUS FINANCIAL CORP          COM     124780107    7263    269617  SH                Sole      269367
70  T. ROWE PRICE ASSOCIATES, INC.  COM     741477103    1445     34180  SH                Sole       34120
71  TELLABS INC.                    COM     879664100    5341     94531  SH                Sole       94481
72  TEXAS INSTRUMENTS INC           COM     882508104     312      6582  SH                Sole        6582
73  VITESSE SEMICONDUCTOR CORP      COM     928497106     863     15600  SH                Sole       15600
74  VODAFONE GROUP PLC-SP ADR       COM     92857w100    1122     31320  SH                Sole       31250
75  VOICESTREAM WIRELESS CORP       COM     928615510     536      5330  SH                Sole        5330
76  WAL MART STORES INC             COM     931142103    5446    102517  SH                Sole      102457
77  EL PASO ENERGY CP DEL COM       COM     283905107    -358     -5000  SH                Sole       -5000
78  LONGLEAF PTNRS FD SMALL CAP TR                        751  33192.26  SH                Sole    33192.26

                                                                                      OTHER
                                                                                      MANAGERS
                                                                                      ON
                                                                                      WHOSE
                                                                                      BEHALF
                                                                                      REPORT IS
    REPORT SUMMARY                   78  DATA RECORDS  166206             0           FILED